Note 2 - Significant Accounting Policies (Details Textual) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 01, 2014 $ / shares	Dec. 31, 2016 USD ($)	Mar. 31, 2014 $ / shares
Number of Reportable Segments		1
Reclassification of Deferred Charges from Asset to Reduction in Current and Noncurrent Liability [Member] | December 31, 2015 [Member]
Prior Period Reclassification Adjustment		$ 1,324
Reclassification of Deferred Charges from Asset to Reduction in Current Liability [Member] | December 31, 2015 [Member]
Prior Period Reclassification Adjustment		695
Reclassification of Deferred Charges from Asset to Reduction in Noncurrent Liability [Member] | December 31, 2015 [Member]
Prior Period Reclassification Adjustment		$ 629
Vessels [Member]
Property, Plant and Equipment, Useful Life	25 years
Vessels [Member] | Original Standard [Member]
Salvage Value Per Lightweight Ton | $ / shares			$ 160
Vessels [Member] | Revised Standard [Member]
Salvage Value Per Lightweight Ton | $ / shares	$ 300